Offerings - Offering: 1	May 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered	389,000
Proposed Maximum Offering Price per Unit	228.95
Maximum Aggregate Offering Price	$ 89,061,550
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,635.32
Offering Note
(1)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of shares of Common Stock, which may become issuable pursuant to the provisions of the Jones Lang LaSalle Incorporated Fourth Amended and Restated 2019 Stock Award and Incentive Plan (the “Fourth Amended and Restated 2019 Plan”) relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.

(2)    Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the $230.46 (high) and $227.44 (low) sale prices of Common Stock, as quoted on the New York Stock Exchange, on May 20, 2025.